Background Information (Details) - USD ($)						1 Months Ended
	Apr. 14, 2026	Apr. 13, 2026	Mar. 30, 2026	Mar. 25, 2026	Feb. 08, 2026	Jan. 31, 2026
Background Information [Line Items]
Interest in the joint venture						50.00%
Net Gain						$ 6,100,000
Percentage of the share capital					80.00%
Percentage of equity investment					$ 150,000,000
Percentage of joint venture					100.00%
Payment of dividends per share (in Dollars per share)				$ 1
Purchase amount	$ 1,000
Percentage of aggregate principal amount			6.75%
Aggregate principal amount		$ 200,000,000
Purchase price per share (in Dollars per share)	$ 1,056.9
Total cost	$ 264.2
Total consideration	1,319.4	$ 1,200
JBS S.A [Member]
Background Information [Line Items]
Interest in joint venture						$ 42,800,000
PPC Senior Notes Tender Offer [Member]
Background Information [Line Items]
Purchase amount	1,000
Aggregate principal amount	250,000,000
JBS Senior Notes Tender Offer [Member]
Background Information [Line Items]
Purchase amount	$ 1,200
Purchase price per share (in Dollars per share)	$ 1,099.48
Subsequent Events [Member]
Background Information [Line Items]
Senior notes totaling			$ 1,000,000,000,000
Subsequent Events [Member] | Senior Note [Member] | Bottom of range [member]
Background Information [Line Items]
Purchase amount			$ 250,000,000,000
Subsequent Events [Member] | Senior Note [Member] | Top of range [member]
Background Information [Line Items]
Percentage of aggregate principal amount			6.25%